Leases - Summary of Weighted-Average Remaining Lease Terms and Discount Rates (Detail)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted-average remaining lease term of operating leases (in years)	6 years 9 months 18 days	7 years
Weighted-average remaining lease term of finance leases (in years)	8 years 6 months	9 years 6 months
Weighted-average discount rate of operating leases	3.30%	2.70%
Weighted-average discount rate of finance leases	7.90%	9.30%